Stoecklein Law Group, a Professional Corporation

Practice Limited to Federal Securities

Emerald Plaza	Telephone: (619) 595-4882
402 West Broadway	Facsimile: (619) 595-4883
Suite 400	email: djs@slgseclaw.com
San Diego, California 92101	web: www.slgseclaw.com

December 16, 2004

Mr. John Reynolds

Assistant Director

Office of Emerging Growth Companies

United States

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE: XSInventory

Your Letter of September 27, 2004

Form SB-2

File No. 333-118632

First Comment Response

Dear Mr. Reynolds:

This correspondence is in response to your letter dated September 27, 2004 in reference to our filing of the Form SB-2 filed on August 27, 2004 on behalf of XSInventory, your File No. 333-118632. Please note that in addition to responding to your comments as set forth in your correspondence, we have included the unaudited financial statements for period ending September 30, 2004 and made the appropriate amendments to the filing.

General.

Response to Comment 1.

In response to your request we have keyed our responses to your comment items in their original numeric order and provided for a notation of the location of the changes in the revised and amended filing of the Form SB-2/A-1, hard copy enclosed and red-lined comparative copy enclosed.

2. Provide a current consent in any amendment and consider the updating requirements of Item 310(q) of Regulation S-B.

Response to comment 2:

We have updated the consents in the amended SB-2, 1st Amended filings.

Cover Page

3. Please disclose the date on which this offering will end.

Response to comment 3:

We have amended the sentence, which referred to the 180 days, to include an actual date upon effectiveness.

We are offering to the public a minimum of 350,000 and a maximum of 1,000,000 shares of common stock, at $0.10 per share, on a "direct public offering" basis, through our sole officer/director and our selling agent. This offering terminates in 180 days after commencement of this offering, on ____, 2005. If we do not sell the minimum of 350,000 shares prior to the termination date, all money paid for shares will be promptly returned to the purchasers, without interest and without deduction.

Prospectus Cover Page

4. We note, throughout the prospectus, the offering is described as a "best efforts" offering. "Best efforts" offerings generally involve the participation of an underwriter. If there is no underwriter, refer to the offering as a direct participation, direct public, or self-underwritten offering. Please revise.

Response to comment 4:

In response to comment 4 we have made the following changes to the document:

We are offering to the public a minimum of 350,000 and a maximum of 1,000,000 shares of common stock, at $0.10 per share, on a "direct public offering" basis, through our sole officer/director and our selling agent.

About this Prospectus

You should only rely on the information contained in this prospectus. We have not authorized anyone to provide information different from that contained in this prospectus. We are offering to sell, and seeking offers to buy, shares of our common stock on a "direct public offering," basis only in jurisdictions where offers and sales are permitted.

We will sell the shares on a "direct public offering," basis through our sole officer and director, Michael L. Evangelista, and our selling agent Debbie Amigone, neither of which will receive any commission in connection with the sale of shares, although we will reimburse either individual for expenses incurred in connection with the offer and sale of the shares. In addition, Ms. Amigone, a Uniform Securities Agent holding a Series 63 License, which entitles her to solicit orders for any type of security in the state of Nevada, is registered as agent for the Company as issuer in Nevada for the offering, will receive a fee, $600 if the minimum offering is achieved and $2,000 if the maximum offering is achieved, for handling the bookkeeping related to the sale of the shares. Mr. Evangelista will be relying on, and complying with, Rule 3a4-1 of the Exchange Act as a "safe harbor" from registration as a broker-dealer in connection with the offer and sales of the shares. In order to rely on such "safe harbor" provisions provided by Rule 3a4-1, he must be in compliance with all of the following: [in document]

Summary, Page 1

5. We note on page 11 that neither Mr. Evangelista, nor any affiliates will be purchasing shares in this offering. On page 28, you state that the shares purchased in this offering are freely tradable "unless shares are purchased by our affiliates." Please reconcile these two statements. If true, on page 28, clarify that the above quoted language only applies in the case of affiliates who become affiliates because the securities they acquire in the offering provide them, directly or indirectly, with control or the capacity to control the issuer.

Response to comment 5:

Page 28 revisions on new page 33.

Of these shares, the 350,000 shares of common stock sold in this offering if the minimum number of shares is sold, or 1,000,000 if the maximum number of shares are sold, will be freely tradable without restriction or further registration under the Securities Act, unless such shares are purchased by individuals who become "affiliates" as that term is defined in Rule 144 under the Securities Act, as the result of the securities they acquire in this offering which provide them, directly or indirectly, with control or the capacity to control us. Our sole director, officer will not be purchasing shares in this offering.

6. Disclose whether management, or affiliates thereof, may/will purchase shares in this offering in order to reach the minimum. If so, disclose that they will purchase for investment purposes only and not with the intent to resell.

Response to comment 6:

See Footnote on Summary Page (page 1) as follows:

(1) Management may not, and will not purchase any shares in this offering, whether to reach the minimums or otherwise.

Please also refer to response to comment 5 above.

7. You should expand the first paragraph of the summary to state that:

  you have generated all of your revenue to date by selling goods using eBay;

  your "affiliation" with eBay is a standard user agreement which eBay makes available to members of the general public;

  you have only one full-time employee in addition to your sole officer, director and stockholder, who you anticipate will devote a small portion of his professional time to the company going forward;

  even if the maximum number of securities you are offering are sold, you will not have the financial resources needed to hire additional employees or meaningfully expand your business; and you anticipate operating losses for at least the next 12 months

Response to comment 7:

Page 1 has been amended as follows:

XSInventory is a development stage company incorporated in the State of Nevada in September of 2002. We were formed to engage in the business of marketing, selling and distributing products through the online trading website of companies such as eBay, (www.eBay.com.). In February 2003, we formed Creative Excess, Inc., as a wholly owned subsidiary, to become an online liquidator of products through eBay. Although the affiliation with eBay as an online trading platform allows us immediate online access to an online auction facility, we are highly dependent upon eBay to provide a platform for the liquidation of our products. As of the date of this prospectus, we have generated all of our revenue by selling goods using eBay. Our affiliation with eBay is a standard user agreement which eBay makes available to members of the general public.

As of the date of this prospectus we have only one full-time employee in addition to our sole officer, director and stockholder, who we anticipate devoting only a small portion of his professional time to the company going forward. Additionally, even if the maximum number of securities offered hereby, are sold, we will not have the financial resources needed to hire additional employees or meaningfully expand our business. We anticipate operating losses for at least the next 12 months.

Capitalization, page 3

8. We note the large range of possible offering proceeds. Please add an additional column in the table, which represents capitalization information as adjusted to reflect the sale of 675,000 shares, the midpoint between 350,000 and 1,000,000. Please provide similar disclosure in the Use of Proceeds section.

Response to comment 8:

We have made the adjustments to Capitalization on page 3 and Use of Proceeds on page 10, as suggested.

Risk Factors, page 3

9. To the extent possible, please avoid the generic conclusion that you make in several of your risk factors that the risk discussed would have a material adverse effect on your revenues or operations or loss of investment by investors. Instead, replace this language with more specific disclosure of how your financial condition would be affected as well as putting the risk in context by making the magnitude of the risk clear.

Response to comment 9:

We have made several modifications to the risk factors, which include avoiding the generic conclusion above referenced.

10. The subheadings of some of your risk factors merely state facts and do not adequately reflect the risks that follow. Please revise your subheadings to succinctly state the risks you discuss in the text. We refer you to "A Plain English Handbook - How to Create Clear SEC Disclosure Documents," issued by the Office of Investor Education and Assistance, which is available on our website at www.sec.gov, and the updated version of Staff Legal Bulletin No. 7, dated June 7, 1999.

Response to comment 10:

We have made several corrections to the subheadings to state the specific risks.

11. Some of your risk factor discussions are boilerplate and could apply to any issuer or to any offering. For instance, it appears that risk factor six, "We are subject to substantial competition," could apply to any issuer in your industry. If you elect to retain these and other general risk factors in your prospectus, you must clearly explain how they apply to your industry, company, or offering.

Response to comment 11:

We have changed the generic risk factor on competition by adding additional language as referenced in your comment 21.

12. Please consider including a risk factor that addresses the risks associated with penny stocks. In this new risk factor, you should highlight the fact that the penny stock rules will apply to your securities and this will adversely affect investor's ability to sell shares purchased in the offering and the price of your securities.

Response to comment 12:

We have added the following Risk Factor on page 7:

Because our common stock is deemed a low-priced "Penny" stock, an investment in our common stock should be considered high risk and subject to marketability restrictions.

Since our common stock is a penny stock, as defined in Rule 3a51-1 under the Securities Exchange Act, it will be more difficult for investors to liquidate their investment even if and when a market develops for the common stock. Until the trading price of the common stock rises above $5.00 per share, if ever, trading in the common stock is subject to the penny stock rules of the Securities Exchange Act specified in rules 15g-1 through 15g-10. Those rules require broker-dealers, before effecting transactions in any penny stock, to:

  Deliver to the customer, and obtain a written receipt for, a disclosure document;

  Disclose certain price information about the stock;

  Disclose the amount of compensation received by the broker-dealer or any associated person of the broker-dealer;

  Send monthly statements to customers with market and price information about the penny stock; and

  In some circumstances, approve the purchaser's account under certain standards and deliver written statements to the customer with information specified in the rules.

Consequently, the penny stock rules may restrict the ability or willingness of broker-dealers to sell the common stock and may affect the ability of holders to sell their common stock in the secondary market and the price at which such holders can sell any such securities. These additional procedures could also limit our ability to raise additional capital in the future.

13. Please consider including a risk factor that addresses the risks associated with your sole officer's ownership of 60-81% of your common stock after the offering. Your discussion should highlight investors' inability to change the composition of the board and management, and lack of decision-making capability, or influence as to the registrant and its business.

Response to comment 13:

We have added the following risk factor on page 5:

Since a single shareholder, upon completion of the offering will beneficially own the majority of our outstanding common shares, that single shareholder will retain the ability to control our management and the outcome of corporate actions requiring shareholder approval notwithstanding the overall opposition of our other shareholders. This concentration of ownership could discourage or prevent a potential takeover of our company that might otherwise result in you receiving a premium over the market price for your common shares.

Mr. Evangelista, will own approximately 81% of our outstanding common shares if the minimum shares are sold, and 60%, if the maximum shares are sold. As a consequence of his controlling stock ownership position, Mr. Evangelista will retain the ability to elect a majority of our board of directors, and thereby control our management. Mr. Evangelista also has the ability to control the outcome of corporate actions requiring shareholder approval, including mergers and other changes of corporate control, going private transactions, and other extraordinary transactions.

14. Immediately following the risk factor regarding Mr. Evangelista's ownership, you should add a risk factor regarding his ability to control the registrant's issuance of securities after the offering. In the risk factor you should explain that after the offering, acting alone he could authorize the issuance of securities that may dilute and otherwise adversely affect the rights of purchasers of common stock in the offering, including preferred stock, and that he may authorize the issuance of these securities to anyone he wishes, including himself and his affiliates at prices significantly less than the offering price.

Response to comment 14:

We have added the following Risk Factor:

As a result of Mr. Evangelista's majority ownership of our outstanding common shares after this offering, Mr. Evangelista will control our issuance of securities after the offering.

As a consequence of Mr. Evangelista's controlling stock ownership position, acting alone he will be able to authorize the issuance of securities that may dilute and otherwise adversely affect the rights of purchasers of stock in the offering, including preferred stock. Additionally, he may authorize the issuance of these securities to anyone he wishes, including himself and his affiliates at prices significantly less than the offering price.

15. You should add a risk factor regarding dilution. In the risk factor, you should compare net tangible book value before and after the offering, quantify the dilution to new stockholders, and mention that the offering price is greater than seven times book value.

Response to comment 15:

We have added the following risk factor on page 5:

Upon completion of this offering there will be an immediate and substantial dilution to purchasers of our securities.

The public offering price of the Shares will be substantially higher than the net tangible book value of the Common Stock. Investors participating in this offering will incur immediate and substantial dilution in the net tangible book value of their investment from the initial public offering price of approximately $0.07 or 72.73% in the minimum offering and $0.06 or 58.02% in the maximum offering per share. See "Dilution"

16. Please expand the first risk factor to highlight your accumulated deficit and net losses for the periods ended June 30, 2004 and December 31, 2003.

Response to comment 16:

We have amended the first risk factor on page 4, to include the information changes as follows (updated to September 30):

We were incorporated in September of 2002 as a Nevada corporation. As a result of our start-up operations we have; (i) generated minimal revenues from operations, approximately $45,665, (ii) accumulated deficits of $27,927 for the period ended December 31, 2003 and $61,859 for the period ended September 30, 2004, and (iii) we have incurred losses of $27,602 and $33,933 for the periods ended December 31, 2003 and September 30, 2004 respectively, and have been focused on organizational and start-up activities since we incorporated. Although we have established a distribution plan and commenced the sale of inventory through the online auction platform of eBay, there is nothing at this time on which to base an assumption that our business operations will prove to be successful or that we will ever be able to operate profitably. Our future operating results will depend on many factors, including our ability to raise adequate working capital, demand for our products, the level of our competition and our ability to attract and maintain key management and employees. You should not invest in this offering unless you can afford to lose your entire investment.

17. Please expand the third risk factor to state that Mr. Evangelista has no experience framing an online sales business.

Response to comment 17:

We have revised the risk factor on page 4 as follows:

Mr. Evangelista has no experience in running a public company, or framing an online sales business. The lack of experience in operating a public company or in framing an online sales business could impact our return on investment, if any.

As a result of our reliance on Mr. Evangelista, and his lack of experience in operating a public company or framing an online sales business, our investors may be at risk in losing their entire investment. Although Mr. Evangelista intends to hire personnel in the future, when sufficiently capitalized, who may have the experience required to manage our company, such management is not anticipated until the occurrence of future financing. Until such management is in place, we are reliant upon Mr. Evangelista to make the appropriate management decisions.

18. Please reconcile the apparent inconsistency between the statement in your fourth risk factor that your sole officer will spend less than 15 hours per month on your activities and the statement in the Directors, Executive Officers section, which states that he devotes at least 15 hours per month on your activities.

Response to comment 18:

We have reconciled the risk factor on page 4 and our sole officer's resume on page 14 by modifying the resume to be consistent with the Risk Factor.

19. In the narrative of risk factor four, please disclose that Mr. Evangelista is employed elsewhere and whether there is any risk that his full-time job will prevent his continued involvement with XSInventory.

Response to comment 19:

We have modified the risk factor on page 5 pertaining to Mr. Evangelista, to provide the appropriate disclosure.

20. The subheading to risk factor five does not adequately reflect the risks involved in dealing with eBay. Please consider revising this subheading to show that eBay has unilateral power to terminate the agreement, which may result in an inability to continue and a loss of investment, and that if your contract with eBay is terminated that you may not be able to establish relationships with other online trading companies whose websites are as widely utilized by potential buyers of your goods as eBay's website.

Response to comment 20:

We have revised the subheading to the initial risk factor five, which is now risk factor 8 on page 6, as follows:

We are significantly dependent upon our relationship with eBay. The termination of our agreement with eBay would cause us to establish relationships with other companies with online trading platforms. eBay has unilateral power to terminate our agreement, which may result in an inability to continue and a loss of investment. If eBay were to terminate our agreement we may not be able to establish relationships with other online trading companies whose websites are as widely utilized by potential buyers of our goods as eBay's website. We have no independent knowledge of the financial condition of eBay.

21. Your sixth risk factor, regarding competition, should be expanded to highlight the fact that your eBay agreement does not entitle you to any rights and privileges that are not enjoyed by thousands of other parties that offer goods for sale on the eBay website.

Response to comment 21:

We have revised previous risk factor 6, which is now risk factor 9 on page 6, as follows:

We will encounter aggressive competition in our industry, including other member users of eBay, who have the same or greater ability as we do to seek customers. As a result of our agreement with eBay, we do not acquire any rights or privileges that are not enjoyed by thousands of other parties that offer goods for sale on the eBay website. Therefore, our ability to compete in the marketplace will be dependent upon our ability to cause customers to purchase products from us, which we believe is a function of our ability to generate positive feedback from our sales and our ability to purchase products and inventory at prices, which provide for sufficient markup for us to generate a profit.

22. Risk factors seven and eight both address the need for additional capital. Risk factors one and nine both address your minimal revenues and the prospect of future sales. Please consider combining the paired risk factors to avoid redundancy.

Response to comment 22:

We have combined Risk Factors seven and eight and one and nine. Refer to risk factor 1 on page 3, and risk factor 10 on page 6.

23. Please expand your need for additional capital risk factor, which will be a combination of current risk factors seven and eight, to state that even if the offering is completed, you will not be able to expand your business meaningfully. Further expand this risk factor to state that even if you sell all of the securities you are offering, the majority of the offering's net proceeds will be used to pay salaries to your two current employees during the next 12 months.

Response to comment 23:

Refer to new risk factor 10 on page 6 for a response to comment 23.

Special Note Regarding Forward-Looking Statements, page 6

24. Please remove the word "will" from the list of words in the second sentence of this section.

Response to comment 24:

We have removed the word "will" on page 9 from the second sentence of the Forward Looking paragraph.

Use of Proceeds, page 7

25. We note that salaries, office lease, office equipment, telephone, office supplies, legal, and inventory appear to be variable expenses. In the event that an amount is between the maximum and minimum is raised, how you prioritize these expenses would be material to investors. Please revise to address this issue.

Response to comment 25:

The paragraph relating to the Allocation of Proceeds on page 9 has been revised as follows:

The minimum net proceeds from the sale of the shares of common stock offered hereby are estimated to be approximately $31,700, the middle net proceeds are estimated to be approximately $64,200 and the maximum net proceeds are estimated to be approximately $86,500. To the extent that we raise greater than the Minimum Amount but less than the Middle Amount, or greater than the Middle Amount, but less than the Maximum Amount, then in that case we will use our best efforts to pro rate the amounts set forth in Salaries, Legal, and Inventory. We intend to utilize the estimated net proceeds following the offering for the following purposes:

Dilution, page 10

26. We note the following issues relating to the presentation of dilution tables and narratives:

  Please revise to consistently round disclosures to two decimal places.

  Please revise the net tangible book value per share after the offering under the scenario "maximum offering" to $0.04 consistent with your narratives.

  Please revise the "total cash consideration" to $165,500 instead of $137,000.

Response to comment 26:

We have revised "Dilution" on page 11 and 12 to consistently round disclosures to two decimal places, revised the net tangible book value per share after the offering under the scenario "maximum offering" to $0.04 consistent with our narratives and revised the "total cash consideration" to $165,500 instead of $137,000.

Plan of Distribution, page 9 (now on page 12)

27. In the Prospectus Cover Page you state there is "no arrangement to place funds is an escrow, trust or similar account." Please clarify if that statement applies to the "segregated account" referenced in this section.

Response to comment 27:

We have added the following language to the third paragraph of the Plan of Distribution on page 12 in addition to the amended language on the Prospectus Cover Page.

Plan of Distribution

The segregated account is not an escrow, trust or similar account, in that we have a Series 63 licensed agent in full control of the funds deposited in the segregated account.

Prospectus Cover Page

We do intend to place the funds into a segregated account. The segregated account is not an escrow, trust or similar account, in that we have a Series 63 licensed agent in full control of the funds deposited in the segregated account.

28. In conjunction with the preceding comment, if the segregated account is not an escrow, trust or similar account, please revise to provide appropriate risk factor disclosure and address what, if any, assurances are in place to return the investors" funds if the minimum offering is not reached.

Response to comment 28:

We believe that the response to your comment 27 has adequately covered comment 28.

29. Please disclose at which bank the segregated account will exist.

Response to comment 29:

In response to comment 29 we have added the following information under Plan of Distribution and Terms of the Offering on page 14.

XSInventory Impound Account

Bank of the West

1690 E. Flamingo

Las Vegas, Nevada 800-488-2265

30. You state that the offering period may be as long as 180 days. Supplementally, tell us how you plan to update the information in the prospectus and ensure that offerees are furnished with prospectuses containing current information during the offering period.

Response to comment 30:

Once our registration is effective, we intend to voluntarily file 34 Act Reports. Additionally, we intend to file supplements pursuant to Rule 424(b)(3).

31. We note that fees ranging from $600 - $.2,000 are allocated to subscription processing and will be paid to Ms. Amigone as the "selling agent". Please advise if she is a registered broker/dealer, and disclose in the prospectus what a "Uniform Securities Agent" is. If she is not a registered broker/dealer, please provide the basis for her exemption from registration. Additionally, you do not discuss the fees to be paid to your transfer agent. If Ms. Amigone is actually the transfer agent, please revise where appropriate.

Response to comment 31:

We have amended the wording above referenced as follows:

We will sell the shares on a "direct public offering," basis through our sole officer and director, Michael L. Evangelista, and our selling agent Debbie Amigone, neither of which will receive any commission in connection with the sale of shares, although we will reimburse either individual for expenses incurred in connection with the offer and sale of the shares. In addition, Ms. Amigone, a Uniform Securities Agent holding a Series 63 License, which entitles her to solicit orders for any type of security in the state of Nevada, is registered as agent for the Company as issuer in Nevada for the offering, will receive a fee, $600 if the minimum offering is achieved and $2,000 if the maximum offering is achieved, for handling the book keeping related to the sale of the shares. Mr. Evangelista will be relying on, and complying with, Rule 3a4-1 of the Exchange Act as a "safe harbor" from registration as a broker-dealer in connection with the offer and sales of the shares. In order to rely on such "safe harbor" provisions provided by Rule 3a4-1, he must be in compliance with all of the following:

Director, Executive Officers, Promoters and Control Persons, page 12

32. We note the existence of one full-time employee. Considering this person puts in substantially more time than Mr. Evangelista, you should provide the information required by Item 401 of Regulation S-B regarding this person. Please refer to Item 401(b) of Regulation S-B.

Response to comment 32:

We have added a section under "DIRECTOR, EXECUTIVE OFFICERS, PROMOTERS AND CONTROL PERSONS" entitled Significant Employees, which includes information on our full time employee.

33. Please disclose the name of the Las Vegas based automotive wholesale business that Mr. Evangelista has managed since 2003.

Response to comment 33:

On page 14, we have added information that Mr. Evangelista has been President of OPM Distributing since September of 2003.

Description of Business, page 17 (now page 19)

34. We note the term "excess inventories" is used throughout the prospectus. Please define that term and expand your discussions regarding principal products sold, principal suppliers and dependence on one or a few major customers or suppliers as required by item lOl(b) of Regulation S-B.

Response to comment 34:

We have amended the first paragraph of our Description of Business, on page 19, as follows:

XSInventory is a development stage company incorporated in the State of Nevada in September of 2002. We were formed to engage in the business of marketing, selling and distributing products through online trading websites of companies such as eBay. In February 2003, we formed Creative Excess, Inc., as a wholly owned subsidiary, to become an online liquidator of products through eBay. Although the affiliation with eBay as an online trading platform allows us immediate online access to an online auction facility, we are highly dependent upon eBay to provide a platform for the liquidation of our products. Additionally, we are highly dependent on the online auction platforms to track the traffic from our visitors and the sales from our customers. We recently commenced operations, generating revenues of $42,215 in our first year of operations. All of our current operations are conducted through Creative Excess, Inc. We currently purchase our products from companies that are known liquidators of products which other companies have on inventory which they are unable to sell, or have been purchased as a result of a bankruptcy or insolvency liquidation. Our purchases have been generally from companies such as Marshalls, TJ Maxx, Ross, the MAGIC Show in Las Vegas, and other eBay customers. We sometimes utilize the term, excess inventory as a result of the products which we are selling which have been shifted to companies as referenced above to liquidate out inventory of other companies who initially purchased the products.

35. Please disclose whether or not you have established any product outlets and file any contracts as exhibits.

Response to comment 35:

We have indicated in our business section that our product outlet is eBay, however we intend in the future to include other online outlets. Since we have no other outlets other than as described, we have made no additional disclosure.

36. Please disclose where and with whom you warehouse the merchandise you sell. Please file any contracts as exhibits.

Response to comment 36:

We have added a section entitled "Inventory" under our Business section on page 22, as follows:

Inventory

We currently maintain our inventory at our executive office location except when the inventory is in transit for photographing and mailing. Until such time as our inventory expands beyond our current location capabilities, we will continue to utilize our executive office for storage of the limited inventory currently on hand.

37. We note that in the near future you intend to utilize the on-line trading platforms of TraderOnline.com, Liquidation.com and others. Please disclose the fee structures offered by those and other likely platforms you intend to use. If you enter into agreements during this registration with any of these entities please file those agreements as exhibits.

Response to comment 37:

We amended the first paragraph on page 21 referencing the other platforms, which eliminates language referring to such platforms as a result of our current intentions.

See our response to comment 34 above.

Supplementally, we have not entered into any agreements other than the eBay agreement.

38. Please discuss the reasons for using more than one trading platform and the factors that would lead you to utilize one platform over another. Also, delete disclosure in the prospectus that states that you have an online trading platform, as you do not, and this disclosure may confuse investors.

Response to comment 38:

We have eliminated any reference to the utilization of using more than one trading platform, as that has not occurred as of the date of this filing.

39. We note your statement that you intend to "establish a number of quality product outlets" where you "can purchase quality excess inventory" and then sell that inventory on-line. Please explain what you mean by product outlets. For instance, will these be storage locations for inventory? How will they factor into your ability to purchase merchandise for resale?

Response to comment 39:

We have eliminated the language referenced in your comment.

40. Please disclose expected shipping costs for the products you have and intend to sell.

Response to comment 40:

We have added the information on shipping costs under the sixth paragraph in the section entitled "The way our business works" on page 20.

Shipping costs associated with the products which we sell vary depending on the weight of the item and if the buyer purchases more than one item. Most items, which we have sold are forms of clothing or accessories which are being shipped via USPS priority mail, with an average shipping cost of approximately $3.95 per package.

41. Please disclose the types of products you currently sell and the types you intend to sell in the next 12 months.

Response to comment 41:

We have added the following sentence to the section entitled "The way our business works" under Business, paragraph 3 on page 20:

Currently, the main products, which we have sold and are selling consists of women's designer clothing and accessories. We intend to continue to sell this type of product until relationships are established at vendors for products we believe will be appropriate for our company.

42. We refer to the first paragraph of page 1 and 16 stating that you are engaged "in the business of marketing, selling and distributing products, and excess inventories." If this statement means that there are other products being sold in addition to "excess inventories" please elaborate. If not, please revise to eliminate confusion.

Response to comment 42:

We have eliminated the reference to excess inventories.

43. Please disclose the major suppliers of your merchandise.

Response to comment 43:

We have included the information in the first paragraph of Overview in the Business section on page 19 as follows: "Marshalls, TJ Max, Ross, the MAGIC Show in Las Vegas, and other eBay customers."

44. Please disclose how a Dutch Auction works.

Response to comment 44:

We have added the following paragraph, on page 21, to the section under Description of Business entitled "The way our business works:".

The Dutch Auction format is for sellers with many identical items to sell. Examples of Dutch Auction formats are as follows:

  A seller has 10 pens for auction at $1 each. 10 people bid $1 for one pen each. In this case, all 10 bidders will win a pen for $1.

  OR

  Let's say that 5 people bid $1.25 for one pen each and 10 others bid $1. The minimum bid for the pen will be raised to $1.25 because demand exceeds supply. Because the $1.25 bidders bid higher than the $1 bidders, they will be guaranteed a pen. The other 5 pens will go to the earliest $1 bidders. The final price for each pen will be $1 (even though someone placed a high bid of $1.25) since all winning bidders pay the same price - which is the lowest successful bid.

  45. Please disclose whether the eBay fees are charged to customers.

  Response to comment 45:

  We have added the following sentence to paragraph 9, on page 21, of "The way our business works" under Business:

  The customers who are buying products through eBay do not pay a fee or incur expenses for utilizing the search capabilities, or purchasing products through eBay's website.

  46. We note on page 20 that the protection of "trademarks, domain names, trade secrets, and customer lists is critical to your success." Please disclose any such intellectual property and describe the material aspects of such items as required by item 101 (b) of Regulation S-B.

  Response to comment 46:

  On page 23, we have indicated that we intend to enter into such agreements; however at this time no such agreements exist.

  47. We note that there is one full-time employee responsible for "purchasing and listing items". However, footnote one of the Use of Proceeds section states that there is only one part-time employee. Please reconcile.

  Response to comment 47:

  We have corrected the footnote on page 10 as follows:

    Salaries. Our existing agreement with Mr. Evangelista, our sole officer and part time employee, is that we will incur no expense for salaries until such salaries are able to be paid from revenues. We are paying a full time clerical employee who is in charge of the day to day inventory acquisition and sales.

  Marketing Strategy, page 19

  48. We note your statement that your marketing efforts thus far have included setting up a user name, acquiring merchandise, and establishing a relationship with eBay. Please clarify the marketing aspects of these activities.

  Response to comment 48:

  We have deleted the second sentence of this section on page 22 for clarification purposes.

  49. We note your statement that your marketing efforts thus far have included setting up a user name, acquiring merchandise, and establishing a relationship with eBay. These activities appear to be organizational activities related to the start-up and initial operation of your business, not marketing. Accordingly, either clarify how these activities constitute marketing or delete the second and third sentences of this subsection.

  Response to comment 49:

  We have deleted the second and third paragraph of this section of Marketing and Strategy on page 22.

  50. Also, please describe any plans for future marketing. For example, discuss the type of advertising, their costs, and who will be responsible for marketing campaigns.

  Response to comment 50:

  We added the last sentence of the section on Marketing, on page 22, as follows:

  As a result of our lack of capital, we have (1) not established a marketing plan, and (2) have not expended any capital on advertising for our site or the sale of product. However: as part of our marketing efforts, we have maintained a customer response program, which has assisted us in our marketing efforts.

  51. We note your statement that you will provide exceptional service by getting products to customers as soon as possible. Please disclose how you will accomplish this and how this service is differentiated from other vendors selling products through eBay or online generally.

  Response to comment 51:

  We have modified the following sentence of Marketing Strategy on page 22.

  To build name recognition we are attempting to acquire inexpensive products in high demand and offering them for resale at bargained for prices, while at the same time providing exceptional service in putting the purchased products in the hands of our customers as soon as possible. Our products are generally shipped within three days of the payment of an order. We find that many online sellers of merchandise ship their products within approximately 30 days, as opposed to our three days.

  Risk Management Insurance, page 20

  52. Please disclose in more detail how it is that you will be relying on the liability insurance of your vendor merchants.

  Response to comment 52:

  We have made the following changes to the Risk Management Insurance paragraph on page 22:

  Risk Management Insurance

  We do not maintain a liability insurance program. Our proposed insurance program, once implemented, will include property, casualty, and comprehensive general liability coverage. Management believes that the proposed insurance program, when completed, is intended to be adequate. There can be no assurance that we will be able to obtain or maintain such liability insurance.

  Competition, page 20

  You should expand this disclosure to state that you also compete with thousands of other parties that offer goods for sale on the eBay website, and that there are no barriers to entry for current and potential competitors.

  We have expanded the disclosure in the section on Competition on page 23, relative to your comment.

  Employees, page 21

  53. We note that you may hire marketing employees. Please disclose when you may hire these employees and include this information in the milestones of your Plan of Operation.

  Response to comment 53:

  We have added language to the "Employees" section on page 24 as follows:

  We may hire marketing employees based on the projected size of the market and the compensation necessary to retain qualified sales employees: however we do not intend to hire these individuals within the next 12 months.

  Management's Discussion and Analysis

  54. Please include the information required by Item 303 (b) of Regulation S-B. The Management's Discussion and Analysis ("MD&A") section is one of the most critical aspects of Form SB-2. As such, we ask that you revise this entire section to discuss the events, trends, and uncertainties that management views as most critical to the company's revenues, financial position, liquidity, plan of operations and results of operations. In an effort to assist you in this regard, please refer to the Commission Guidance Regarding Management's Discussion and Analysis of Financial Condition and Results of Operations, Release Nos. 33-8350 (December 19, 2003) at http://www.sec.gov/rules/interp/33-8350.htm. This guidance is intended to elicit more meaningful disclosure in MD&A in a number of areas, including the overall presentation and focus of MD&A, with general emphasis on the discussion and analysis of known trends, demands, commitments, events and uncertainties, and specific guidance on disclosures about liquidity, capital resources and critical accounting.

  Response to comment 54:

  In response to your comment we have replaced the entire section entitled Plan of Operation with the section entitled "Management's Discussion and Analysis of Financial Condition and Results of Operations" on page 25. Any reference to "Plan of Operation" has been eliminated.

  Plan of Operation, page 22

  55. Please disclose the specific types of inventory you have acquired and sold since inception.

  Response to comment 55:

  We have deleted the section Plan of Operation, see Comment 54 above.

  56. Please disclose why the inventory is deemed "excess."

  Response to comment 56:

  We have eliminated the language relating to "excess."

  57. Please disclose whether you have any plans or intend to enter into a business combination.

  Response to comment 57:

  We have eliminated the "Plan of Operation" per the response to comment 54; however supplementally, we have no intentions of entering into a business combination or acquiring any other business at this time.

  58. We note that your discussion does not address the reasons for material year-to-year changes in financial statement line items. Please revise to do so. The discussion should also address those key variable and other qualitative and quantitative factors that are necessary to an understanding and evaluation of the Company. Refer to Item 303(b) of Regulation S-B

  Response to comment 58:

  We have added the section for MD&A on pages 25 through 29, which includes the requested year-to-year information.

  59. Please revise to include in a separately captioned section, the Company's off balance sheet arrangements as required by item 303 (c) of Regulation S-B.

  Response to comment 59:

  We have added the following paragraph at the end of MD&A on page 30:

  Off-Balance Sheet Arrangements

  We do not have any off-balance sheet arrangements that have or are reasonably likely to have a current or future effect on our financial condition, changes in financial condition, revenues or expenses, results or operations, liquidity, capital expenditures or capital resources that is material to investors.

  Milestones, page 23

  60. Please disclose the costs and time period each bulleted milestone was accomplished or, expected to be accomplished.

  Response to comment 60:

  We have eliminated the Plan of Operation from the filing.

  61. We note that you intend to establish outlets for your inventory. Please disclose this goal in the milestone section.

  Response to comment 61:

  In the process of eliminating the Plan of Operation, this reference to outlets was eliminated.

  Liquidity, and Capital Resources, page 25

  62. Please discuss any current plans for meeting your capital requirements though equity, debt, or credit arrangements. If you anticipate applying for bank loans it seems that inventory is the only corporate property that could be used as collateral. Please discuss how you would be able to secure a bank loan.

  Response to comment 62:

  Please see revised Liquidity and Capital Resources on page 28. Additionally, we eliminated the reference to bank loans as this was not probable at this time.

  Description of Property, page 25

  63. Please revise to disclose what the current inventory consist of and where it is kept.

  Response to comment 63:

  We revised "Description of Property" on page 30 to include the following paragraph:

  We currently maintain our inventory consisting of articles of clothing, and accessories, at our executive office location except when the inventory is in transit for photographing and mailing. Until such time as our inventory expands beyond our current location capabilities, we will continue to utilize our executive office for storage of the limited inventory currently on hand.

  Additionally, please refer to comment 36.

  Shares Eligible for Future Sale, page 28

  64. Please revise the second paragraph to disclose that a minimum 350,000 shares are offered.

  Response to comment 64:

  The required disclosure has been made on page 32, as follows:

  Upon completion of this offering, we will have outstanding an aggregate of 1,870,000 shares of common stock, assuming the minimum of 350,000 shares are sold, and 2,520,000 shares of common stock outstanding, assuming the maximum of 1,000,000 shares are sold.

  Legality Opinion

  65. Please revise the legality opinion to state the law upon which it is based.

  Response to comment 65:

  We have revised the legality opinion as requested.

  66. We note that the legality opinion only covers the minimum number. Please revise to cover all the shares offered.

  Response to comment 66:

  The revised legal opinion contains the reference to the maximum shares being registered, per your request.

  Capitalization

  67. Total capitalization under the column "as adjusted minimum" foots to $51,312. Please revise.

  Response to comment 67:

  The capitalization table has been revised.

  Balance sheet as of December 31, 2003

  68. Please revise the additional paid in capital to $29,190 consistent with the statements of stockholders" equity.

  Response to comment 68:

  The additional paid in capital, on page 3, has been revised to be consistent with the statements of stockholders' equity. (see page F-1)

  Statements of operations and cash flows

  69. Please revise to include comparative statements of operations and cash flows for the six months ending June 30, 2003 as required by item 310(b) of Regulation S-B.

  Response to comment 69:

  The Statements of Operations and Cash Flows have been revised, on pages F-12 and F-13 to include the comparative periods for the nine months ending September 30, 2003 as required by item 310 (b) of Regulation S-B.

  Note 1- Summary of significant accounting policies- inventory

  70. Please explain briefly "excess inventories." In addition, disclose the Registrant's policy regarding obsolete inventories.

  Response to comment 70:

  We have revised references to the words "excess inventories" throughout the filing to eliminate confusion. Also refer to our response to comment 34. In regards to our policy on obsolete inventories, we have amended the section entitled "Inventory" under Note 1 on page F-7 as follows:

  Inventory

  Inventories are stated at the lower of cost (first-in, first-out) or market (net realizable value). Inventories consisted of finished goods in the amount of $0 and $2,641 at December 31, 2002 and 2003 respectively. The Company regularly reviews its inventory quantities on hand and records a provision for excess and obsolete inventory based primarily on the Company's ability to sell its inventory. The Company does not deem any of its inventory on hand, as of the date of this filing, as obsolete.

  Note 1- Summary of significant accounting policies- revenue recognition

  71. Please disclose the timing of the recognition of revenue i.e., whether revenue is recognized upon shipment or delivery. Please disclose the terms of shipment, the right of return associated with product sales, the Registrant's accounting policy, and the related impact on the financial statements.

  Response to comment 71:

  We have revised the Revenue Recognition note, on page F-6, as follows:

  Revenue recognition

  Sales and related cost of sales are recognized upon shipment of products. Cost of goods sold represent the cost of items sold and the related shipping and selling expenses. The Company maintains a policy that all sales are final to the extent that the products arrive in the condition represented to the buyer at the time of purchase. The Company does not have a history of returns significant to the financial statements. Individual returns have an immaterial effect on the financial statements.

  Note 1- Summary of significant accounting policies,

  72. Please disclose the company's dependence on major customers and vendors as applicable. Please refer to Statements of Position (SOP) 94-6: "Disclosure of Certain Significant Risks and Uncertainties" and to Paragraph 39 of SFAS 13 I.

  Response to comment 72:

  We have added the following paragraph under Note 1, page F-6:

  Nature of operations

  The Company and its subsidiary is an Internet retailer of various apparel merchandise. The Company's inventory is purchased through multiple suppliers and is not limited. The resale of all merchandise is solely facilitated through the eBay online trading website and product payments are processed via the pay-pal online payment services.

  Note 3- Stockholders' equity

  73. Please revise the proceeds received from issuance of shares in December 2003 and January 5, 2004 consistent with the statements of stockholders' equity.

  Response to comment 73:

  The revisions to Note 3 on page F-9 have been made.

  Please advise if we can be of any further assistance.

  Yours truly,

  /s/ Donald J. Stoecklein

  Donald J. Stoecklein